EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.05 - Schedule 6

Rating Agency ATR QM Data Fields

Loans in Report:	5

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Borrower 1 Citizenship	Borrower 2 Citizenship	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
2125288	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.1251	Unemployed	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
2138709	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.7501	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
2138743	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.7501	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
2138703	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.875	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
2138711	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.9991	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.